Dynavax Purchase (Details) $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Asset Acquisition [Line Items]
Milestone payments					$ 1,000	$ 1,000
Dynavax Technologies
Asset Acquisition [Line Items]
Upfront payment				$ 9,000
Payment for asset acquisition	$ 4,000		$ 5,000
Number of commercial milestones | item					4
Maximum aggregate milestone payments per development milestone					$ 170,000
Royalties as a percentage of net sales, under sales threshold					0.10
Royalties, sales threshold amount					$ 1,000,000
Royalties as a percentage of sales, over threshold amount					0.12
Dynavax Technologies | Commercial Milestone
Asset Acquisition [Line Items]
Maximum aggregate milestone payments per development milestone					$ 80,000
Dynavax Technologies | Minimum
Asset Acquisition [Line Items]
Payments for milestone		$ 1,000			1,000	$ 1,000
Dynavax Technologies | Maximum
Asset Acquisition [Line Items]
Payments for milestone					$ 10,000